Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	2025	2024
Cash and banks	383,994	424,258
Term deposits	131,877	196,279
	515,871	620,537